Annual Total Returns - FidelityCaliforniaMunicipalMoneyMarketFunds-RetailPRO - FidelityCaliforniaMunicipalMoneyMarketFunds-RetailPRO - Fidelity California Municipal Money Market Fund	Apr. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Sep. 22, 2022
Fidelity California Municipal Money Market Fund
Bar Chart Table:
Annual Return 2023	2.59%